Label	Element	Value
ATAC Beta Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001511699_SupplementTextBlock	MANAGED PORTFOLIO SERIES ATAC Beta Rotation Fund (the “Funds”) Supplement dated March 6, 2017 to the Prospectus and Summary Prospectus for the Funds dated December 29, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	ATAC Beta Rotation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective March 6, 2017, the Board of Trustees (the “Board”) of Managed Portfolio Series has approved the elimination of the 2% redemption fee on shares of the ATAC Beta Rotation Fund and the ATAC Inflation Rotation Fund that are redeemed within 90 days of purchase.

Accordingly, all references to the redemption fee in the Funds’ Prospectus are hereby removed effective as of March 6, 2017.

Thank you for your investment. If you have any questions, please call the Funds toll-free at 855-ATACFUND (855-282-2386).

This supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 06, 2017